Quarterly Holdings Report
for

Fidelity Freedom® Blend 2060 Fund

December 31, 2020

FBF-Y60-QTLY-0221
1.9892482.102

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	708,431	$11,880,391
Fidelity Series Commodity Strategy Fund (a)	603,753	2,771,228
Fidelity Series Large Cap Growth Index Fund (a)	487,124	7,613,753
Fidelity Series Large Cap Stock Fund (a)	511,505	8,414,264
Fidelity Series Large Cap Value Index Fund (a)	1,223,192	16,158,366
Fidelity Series Small Cap Opportunities Fund (a)	248,994	3,991,381
Fidelity Series Value Discovery Fund (a)	416,443	5,967,628
TOTAL DOMESTIC EQUITY FUNDS
(Cost $48,636,569)		56,797,011

International Equity Funds - 40.9%
Fidelity Series Canada Fund (a)	218,608	2,524,926
Fidelity Series Emerging Markets Fund (a)	156,977	1,780,125
Fidelity Series Emerging Markets Opportunities Fund (a)	634,541	15,838,132
Fidelity Series International Growth Fund (a)	371,979	6,613,781
Fidelity Series International Index Fund (a)	243,774	2,752,203
Fidelity Series International Small Cap Fund (a)	119,142	2,445,995
Fidelity Series International Value Fund (a)	651,471	6,573,342
Fidelity Series Overseas Fund (a)	531,003	6,584,432
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $37,001,449)		45,112,936

Bond Funds - 6.3%
Fidelity Series Corporate Bond Fund (a)	1,094	12,512
Fidelity Series Emerging Markets Debt Fund (a)	69,698	664,915
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	20,073	217,190
Fidelity Series Floating Rate High Income Fund (a)	14,960	135,986
Fidelity Series Government Bond Index Fund (a)	1,353	14,816
Fidelity Series High Income Fund (a)	78,095	738,782
Fidelity Series Inflation-Protected Bond Index Fund (a)	205,400	2,203,946
Fidelity Series Investment Grade Bond Fund (a)	1,389	16,562
Fidelity Series Investment Grade Securitized Fund (a)	1,079	11,283
Fidelity Series Long-Term Treasury Bond Index Fund (a)	276,963	2,539,754
Fidelity Series Real Estate Income Fund (a)	41,206	432,665
TOTAL BOND FUNDS
(Cost $6,976,096)		6,988,411

Short-Term Funds - 1.2%
Fidelity Series Government Money Market Fund 0.13% (a)(b)	248,924	248,924
Fidelity Series Short-Term Credit Fund (a)	18,616	190,630
Fidelity Series Treasury Bill Index Fund (a)	83,750	837,505
TOTAL SHORT-TERM FUNDS
(Cost $1,276,215)		1,277,059
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $93,890,329)		110,175,417
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,272)
NET ASSETS - 100%		$110,174,145

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$4,978,324	$7,272,084	$2,231,910	$3,488,218	$96,103	$1,765,790	$11,880,391
Fidelity Series Canada Fund	1,200,585	952,774	238,508	52,148	(8,913)	618,988	2,524,926
Fidelity Series Commodity Strategy Fund	1,737,562	1,087,042	544,947	10,611	(43,608)	535,179	2,771,228
Fidelity Series Corporate Bond Fund	14,954	7,322	10,558	313	(840)	1,634	12,512
Fidelity Series Emerging Markets Debt Fund	338,404	271,031	23,627	19,208	(58)	79,165	664,915
Fidelity Series Emerging Markets Debt Local Currency Fund	--	205,908	2,001	1,193	2	13,281	217,190
Fidelity Series Emerging Markets Fund	618,240	684,757	89,287	23,966	3,373	563,042	1,780,125
Fidelity Series Emerging Markets Opportunities Fund	5,692,038	6,126,268	1,007,316	456,494	30,161	4,996,981	15,838,132
Fidelity Series Floating Rate High Income Fund	78,644	50,363	5,716	3,858	10	12,685	135,986
Fidelity Series Government Bond Index Fund	22,654	7,886	15,385	309	(25)	(314)	14,816
Fidelity Series Government Money Market Fund 0.13%	428,307	1,163,498	1,342,881	473	--	--	248,924
Fidelity Series High Income Fund	392,767	301,764	28,581	25,084	158	72,674	738,782
Fidelity Series Inflation-Protected Bond Index Fund	1,160,476	1,152,184	198,526	27,198	(957)	90,769	2,203,946
Fidelity Series International Growth Fund	3,457,712	3,278,884	991,835	915,670	5,960	863,060	6,613,781
Fidelity Series International Index Fund	1,361,733	927,388	193,418	51,540	1,404	655,096	2,752,203
Fidelity Series International Small Cap Fund	1,019,630	797,132	87,515	19,177	6,364	710,384	2,445,995
Fidelity Series International Value Fund	3,302,734	2,481,850	978,116	179,961	27,591	1,739,283	6,573,342
Fidelity Series Investment Grade Bond Fund	22,620	9,768	16,017	768	(597)	788	16,562
Fidelity Series Investment Grade Securitized Fund	15,595	6,670	10,866	261	(7)	(109)	11,283
Fidelity Series Large Cap Growth Index Fund	3,717,336	2,742,112	1,302,383	207,513	62,847	2,393,841	7,613,753
Fidelity Series Large Cap Stock Fund	3,865,673	3,427,184	801,083	405,274	16,729	1,905,761	8,414,264
Fidelity Series Large Cap Value Index Fund	7,164,828	6,331,914	893,565	311,613	19,019	3,536,170	16,158,366
Fidelity Series Long-Term Treasury Bond Index Fund	1,318,052	1,905,988	374,716	236,123	(5,782)	(303,788)	2,539,754
Fidelity Series Overseas Fund	3,353,354	2,495,637	1,022,938	73,124	(42,287)	1,800,666	6,584,432
Fidelity Series Real Estate Income Fund	214,435	169,139	17,917	23,399	(54)	67,062	432,665
Fidelity Series Short-Term Credit Fund	180,553	3,489	--	3,488	--	6,588	190,630
Fidelity Series Small Cap Opportunities Fund	1,917,349	1,373,641	664,567	80,711	(9,680)	1,374,638	3,991,381
Fidelity Series Treasury Bill Index Fund	1,350,828	43,948	551,951	6,006	(1,876)	(3,444)	837,505
Fidelity Series Value Discovery Fund	2,248,437	2,553,537	246,592	118,794	9,346	1,402,900	5,967,628
	51,173,824	47,831,162	13,892,722	6,742,495	164,383	24,898,770	110,175,417

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.